VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Leveraged Loans—93.4%
Aerospace—3.7%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(1)	$81	$81
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.168%, 7/1/31(1)	173	173
Kaman Corp. (3 month Term SOFR + 2.500%) 6.20%, 2/26/32(1)	97	97
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.461%, 4/1/32(1)	25	25
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.700%, 3/18/30(1)	61	61
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.168%, 2/28/31(1)	30	29
Tranche K (1 month Term SOFR + 2.250%) 5.918%, 3/22/30(1)	117	117
		583

Chemicals—3.9%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.918%, 2/19/30(1)	274	238
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 12/31/29(1)	201	199
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.036%, 4/3/28(1)	76	75
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/1/30(1)	104	102
		614

Consumer Durables—1.2%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.674%, 8/13/32(1)	70	69
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.950%, 9/13/32(1)	39	39
White Cap Supply Holdings LLC Tranche D (1 month Term SOFR + 3.500%) 7.168%, 2/10/33(1)	80	76
		184

Consumer Non-Durables—0.9%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.161%, 7/31/28(1)	70	70
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.675%, 3/13/32(1)	71	71
		141

	Par Value	Value

Energy—4.5%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.673%, 1/30/32(1)	$137	$136
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(1)	45	45
CQP Holdco LP Tranche B (3 month Term SOFR + 1.750%) 5.450%, 12/31/32(1)	78	77
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(1)	40	40
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.646%, 10/4/30(1)	58	58
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.926%, 10/5/28(1)	67	67
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/16/28(1)	63	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.000%, 3/3/31(1)	108	109
Whitewater Matterhorn Holdings LLC Tranche B (3 month Term SOFR + 1.750%) 5.500%, 6/16/32(1)	115	114
		709

Financials—5.4%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.668%, 11/6/30(1)	166	161
AmWINS Group, Inc. 2026, Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/30/32(1)	138	137
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3 month Term SOFR + 2.750%) 6.370% - 6.449%, 2/15/31(1)	84	82
Azorra Soar TLB Finance Ltd. (3 month Term SOFR + 2.500%) 6.174%, 10/18/29(1)	45	45
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 6/13/31(1)	49	48
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.700%, 10/31/31(1)	170	170
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.418%, 6/27/29(1)	65	63
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.168%, 9/15/31(1)	35	34
Pac Dac LLC (1-3 month Term SOFR + 3.250%) 6.907% - 6.917%, 10/28/30(1)	75	73
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.450%, 5/6/31(1)	45	44
		857

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Food / Tobacco—5.7%
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.918%, 10/28/32(1)	$35	$35
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 8.011% - 8.028%, 8/2/28(2)(3)	132	4
(1 month Term SOFR + 4.850%) 8.528%, 8/2/28(2)(3)	303	3
(1 month Term SOFR + 8.100%) 11.767%, 8/2/28(2)(3)	58	27
(1 month Term SOFR + 9.600%) 13.277%, 6/1/26(1)(2)	67	52
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 5.877%, 9/30/31(1)	249	244
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 6.403%, 7/12/29(1)	80	80
Red SPV LLC (1 month Term SOFR + 2.250%) 5.925%, 3/15/32(1)	99	99
Sazerac Co., Inc. Tranche B-2 (1 month Term SOFR + 2.000%) 5.670%, 7/9/32(1)	10	10
Sigma Holdco B.V. Tranche B-15 (6 month Term SOFR + 4.250%) 7.88%, 10/31/30(1)	49	48
Triton Water Holdings, Inc.
2025 (3 month Term SOFR + 2.250%) 0.000%, 3/31/28(1)	235	235
2026 0.000%, 3/19/31(1)(4)	60	60
		897

Food and Drug—0.5%
Opal Bidco SAS 2025, Tranche B-4, First Lien (3 month Term SOFR + 3.000%) 6.700%, 4/28/32(1)	75	75
Forest Prod / Containers—0.9%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.843%, 4/13/29(1)	105	100
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.918%, 1/26/33(1)	40	39
		139

Gaming / Leisure—6.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(1)	97	94
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.668%, 8/30/30(1)	83	83
Entain plc Tranche B-6 (3 month Term SOFR + 2.250%) 5.951%, 10/31/29(1)	94	93
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.700%, 6/4/32(1)	69	68
	Par Value	Value

Gaming / Leisure—continued
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.671%, 11/5/31(1)	$114	$113
Light & Wonder International, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 5.675%, 4/16/29(1)	70	70
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(1)	60	60
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(1)(4)	75	75
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(1)	94	89
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.951%, 12/30/32(1)	60	58
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.664%, 11/21/31(1)	173	173
		976

Health Care—8.9%
Alkermes, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/12/31(1)	35	35
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.418%, 1/15/31(1)	54	54
Biomarin Pharmaceutical, Inc. Tranche B 0.000%, 1/28/33(1)(4)	5	5
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.418%, 5/1/31(1)	49	45
Financiere Mendel (2 month Term SOFR + 2.750%) 6.389%, 11/8/30(1)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(1)	95	92
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.700%, 12/10/32(1)	44	44
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 5.768%, 11/15/27(1)	120	120
Hologic, Inc. Tranche B 5.921%, 1/14/33(1)(4)	60	59
Lannett Co., Inc. First Lien (3 month Term SOFR + 0.000%) 2.000%, 6/16/30(1)(2)	6	5
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(1)	64	64
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(1)	118	118
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.418%, 10/23/30(1)	218	218
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.418%, 12/12/31(1)	64	63
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 2/21/31(1)	217	217
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Health Care—continued
PointClickCare Technologies 2025, Tranche B, First Lien (1 month Term SOFR + 2.750%) 6.418%, 11/3/31(1)	$25	$25
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.668%, 12/3/31(1)	49	49
Southern Veterinary Partners LLC 2025 (1 month Term SOFR + 2.500%) 6.181%, 12/4/31(1)	59	59
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.168%, 12/19/30(1)	60	60
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(1)	56	52
		1,409

Housing—3.3%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.918%, 12/17/31(1)	138	138
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.450%, 9/24/32(1)	25	25
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 5.918%, 4/14/31(1)	355	354
		517

Information Technology—4.9%
Applied Systems, Inc. 2024, Second Lien (3 month Term SOFR + 4.500%) 8.200%, 2/23/32(1)	10	10
CACI International, Inc. Tranche B-2 (1 month Term SOFR + 1.750%) 5.418%, 2/25/33(1)	15	15
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.95%, 3/21/31(1)	69	63
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.928%, 1/14/33(1)	32	32
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.461%, 9/29/28(1)	52	48
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.168%, 1/30/32(1)	139	132
NCR Atleos LLC Tranche B (3 month Term SOFR + 3.000%) 6.686%, 4/16/29(1)	25	25
Project Ruby Ultimate Parent Corp. Tranche B-5 0.000%, 3/10/28(1)(4)	35	35
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.700%, 8/31/28(1)	72	69
Shift4 Payments LLC (3 month Term SOFR + 2.000%) 5.652%, 7/3/32(1)	75	75
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(1)	92	92
	Par Value	Value

Information Technology—continued
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(1)	$191	$182
		778

Manufacturing—8.6%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.917% - 5.923%, 8/19/31(1)	88	88
Arcline FM Holdings LLC 2025 0.000%, 6/23/30(1)(4)	35	35
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.168%, 11/3/31(1)	210	209
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(1)	20	17
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.418%, 6/4/31(1)	212	211
Gibraltar Industries, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.915% - 5.926%, 2/2/33(1)	27	28
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(1)	35	33
Indicor LLC Tranche E (3 month Term SOFR + 2.500%) 6.200%, 11/22/29(1)	96	97
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.668%, 12/2/31(1)	194	194
Madison IAQ LLC (3 month Term SOFR + 2.500%) 6.128%, 6/21/28(1)	188	188
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.668%, 3/17/32(1)	114	114
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.126%, 2/28/33(1)	25	25
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(1)	119	119
		1,358

Media / Telecom - Broadcasting—3.4%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(1)	161	150
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.418%, 3/24/32(1)	25	24
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.782%, 12/1/28(1)	109	109
Nexstar Media, Inc.
6.410%, 3/18/33(1)	25	25
Tranche B-5 (1 month Term SOFR + 2.500%) 6.168%, 6/28/32(1)	129	128
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.282%, 1/31/29(1)	101	100
		536

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—6.8%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 5.911%, 12/15/31(1)	$315	$315
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(1)	252	238
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(1)	228	229
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.961%, 11/12/27(1)	311	296
		1,078

Media / Telecom - Diversified Media—1.9%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(1)	201	195
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/6/31(1)	39	40
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(1)	75	71
		306

Media / Telecom - Telecommunications—3.5%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.797%, 5/1/28(1)	189	187
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.918%, 11/22/28(1)	210	210
Dycom Industries, Inc. (1 month Term SOFR + 1.750%) 5.423%, 1/27/33(1)	85	85
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.918%, 3/29/32(1)	80	80
		562

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.282%, 3/2/29(1)	75	75
Metals / Minerals—0.4%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.418%, 8/18/30(1)	72	72
Retail—3.0%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.167%, 11/8/32(1)	150	150
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.918%, 6/11/31(1)	127	125
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.200%, 10/26/30(1)	132	132
	Par Value	Value

Retail—continued
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 7.675%, 8/18/32(1)	$63	$63
		470

Service—7.4%
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(1)	84	84
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.668%, 8/12/32(1)	50	49
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.668%, 9/29/31(1)	93	93
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.667%, 4/20/29(1)	266	265
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.918%, 7/9/32(1)	153	152
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(1)	35	35
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.921%, 1/9/32(1)	25	24
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.668%, 1/31/31(1)	79	78
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.450%, 6/12/30(1)	49	44
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(1)	161	147
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.140%, 10/8/32(1)	47	47
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 5.664%, 10/13/30(1)	123	123
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 6.402%, 5/3/28(1)	39	39
		1,180

Transportation - Automotive—2.9%
American Axle & Manufacturing, Inc. Tranche C (3 month Term SOFR + 3.350%) 6.912%, 2/3/33(1)	54	54
Belron Finance 2019 LLC (3 month Term SOFR + 2.000%) 5.660%, 10/16/31(1)	162	162
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.168%, 5/6/30(1)	153	152
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.168%, 1/30/31(1)	101	100
		468

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Utilities—5.0%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 5.923% - 5.966%, 6/23/32(1)	$90	$90
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 2.250%) 5.917%, 8/11/32(1)	159	158
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.168%, 5/30/31(1)	18	18
Hunterstown Generation LLC (3 month Term SOFR + 3.000% - 3 month PRIME + 2.00%) 6.700% - 8.750%, 11/6/31	82	82
Indeck Niles LLC Tranche B (3 month Term SOFR + 2.750%) 6.419%, 3/9/33(1)	25	25
Lightning Power LLC Tranche B (1 month Term SOFR + 2.250%) 5.918%, 8/18/31(1)	104	104
Potomac Energy Center LLC (1 month Term SOFR + 2.750%) 6.417%, 8/5/32(1)	29	29
Talen Energy Supply LLC 2025, Tranche B (1 month Term SOFR + 2.000%) 5.668%, 11/25/32(1)	73	73
Tenaska Pennsylvania Partners LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.870% - 5.880%, 2/18/33(1)	40	40
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.668%, 1/27/31(1)	182	182
		801

Total Leveraged Loans (Identified Cost $15,356)		14,785

	Shares
Common Stocks—0.2%
Communication Services—0.1%
Atento Luxco 1 S.A.(2)(5)	1,188	20
Materials—0.1%
Klockner Pentaplast(5)	12,465	15
Total Common Stocks (Identified Cost $15)		35

Exchange-Traded Fund—3.0%
Invesco Senior Loan ETF(6)	23,335	476
Total Exchange-Traded Fund (Identified Cost $487)		476

Total Long-Term Investments—96.6% (Identified Cost $15,858)		15,296

TOTAL INVESTMENTS—96.6% (Identified Cost $15,858)		$15,296
Other assets and liabilities, net—3.4%		546
NET ASSETS—100.0%		$15,842

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; interest payments are being received.
(4)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Netherlands	3
Canada	2
Cayman Islands	1
Gibraltar	1
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
As of March 31, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Kaman Corp., 2/26/32	$7	$7	$7	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$14,785	$—	$14,694	$91
Equity Securities:
Common Stocks	35	—	15	20
Exchange-Traded Fund	476	476	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	— (1)	—	— (1)	—
Total Investments	$15,296	$476	$14,709	$111

(1)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $34 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
	Total	Leveraged Loans	Common stock
Investments in Securities
Balance as of June 30, 2025:	$2	$2	$—
Accrued discount/(premium)	38	38	—
Net realized gain (loss)	2	2	—
Net change in unrealized appreciation (depreciation)(a)	8	(12)	20
Purchases	67	67	—
Sales(b)	(40)	(40)	—
Transfers into Level 3(c)	34	34	—
Balance as of March 31, 2026	$111	$91	$20
(a) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $8.
(b) Includes paydowns on securities.
(c) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET FLOATING RATE MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.